Net Income per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands		3 Months Ended								12 Months Ended
		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016		Dec. 31, 2015
Earnings Per Share [Abstract]
Common stock, stock dividend, percentage			10.00%
Net income		$ 3,160	$ 3,020	$ 2,824	$ 4,205	$ 2,639	$ 2,551	$ 2,428	$ 1,939	$ 13,209		$ 9,557
Weighted average common shares outstanding - Basic (in shares)	[1]									9,416		9,267
Plus: Potential dilutive common stock equivalents (in shares)										156		115
Weighted average common shares outstanding - Diluted (in shares)	[1]									9,572		9,382
Net income per common share - Basic (in dollars per share)		$ 0.33	$ 0.32	$ 0.30	$ 0.45	$ 0.29	$ 0.27	$ 0.26	$ 0.21	$ 1.40	[1]	$ 1.03	[1]
Net income per common share - Diluted (in dollars per share)		$ 0.32	$ 0.32	$ 0.30	$ 0.44	$ 0.29	$ 0.27	$ 0.25	$ 0.21	$ 1.38	[1]	$ 1.02	[1]
Stock options and common stock excluded from the income per share calculation as their effect would have been anti-dilutive (in shares)										73		89

[1]	All share information has been adjusted for the 10% stock dividend paid September 30, 2016.